Stock Redemption Payable	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stock Redemption Payable

NOTE 2 – STOCK REDEMPTION PAYABLE

On September 7, 2016, the Company entered into a Stock Redemption and Purchase Agreement with a 50% shareholder to purchase back his 100 common shares. The shares had been purchased for $70,000 and the Company agreed to buy them back for $90,000. Payments required under the Agreement are $3,750 per month starting on January 2, 2017. At December 31, 2018 and 2017, the Company owed $0 and $45,000, respectively. See Note 3.